Assumed contingent obligation related to the business combination	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Assumed contingent obligation related to the business combination
Assumed contingent obligation related to the business combination
The value of the assumed contingent obligation as of December 31, 2017 amounts to £875 thousand (2016: £802 thousand). The increase in value of the assumed contingent obligation during 2017 amounted to £73 thousand (2016: £208 thousand ) and was recorded in finance expense as it related to the unwind of the discount on the liability and retranslation for changes in US$ exchange rates. Periodic re-measurement is triggered by changes in the probability of success. In 2016 the remeasurement was triggered by the success of the Company's Phase 2a clinical trial, presented in March 2016. The discount percentage applied is 12%. In 2017 there were no events that triggered remeasurement.

	2016	2017
	£'000s	£'000s
January 1	594	802
Re-measurement of assumed contingent obligation	86	—
Impact of changes in foreign exchange rates	37	(23)
Unwinding of discount factor	85	96
December 31	802	875
The table below describes the reported change to the value of the liability during 2017 of £73 thousand (2016: £208 thousand) compared to what this number would be following the presented variations to the underlying assumptions (assuming the probability of success does not change):

	2016	2017
	£'000s	£'000s
Change in value of the assumed contingent obligation	208	73
10% lower revenue assumption	202	72
10% higher revenue assumption	215	73
1% lower risk assumption	205	69
1% higher risk assumption	211	76